Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	9.17%	6.45%	7.45%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	12.54%	6.74%	7.24%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	14.70%	7.81%	8.31%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	14.17%	7.28%	7.78%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	14.69%	7.81%	8.32%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%	7.44%	7.94%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	6.74%	7.24%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	14.36%	6.95%	7.79%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	14.36%	6.95%	7.79%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	14.36%	6.95%	7.79%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	14.36%	6.95%	7.79%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	14.36%	6.95%	7.79%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%